Note 9 - Deposits - Scheduled Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 136,767
2024	85,780
2025	6,665
2026	5,331
2027	3,477
Total	$ 238,020	$ 198,725